Inventories (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
At lower of LIFO cost or market:
Live hogs and materials	$ 210	$ 209
Fresh pork and materials	26	29
Inventories at lower of LIFO cost or market, Gross	236	238
LIFO adjustment	(28)	(37)
Total inventories at lower of LIFO cost or market	208	201
At lower of FIFO cost or market:
Grains, oilseeds and other commodities	330	320
Sugar produced and in process	52	49
Other	61	57
Total inventories at lower of FIFO cost or market	443	426
Grain, flour and feed at lower of weighted average cost or market	88	109
Total inventories	739	736
LIFO method increase (decrease) in earnings	$ 5	$ 16	$ 17
LIFO method increase (decrease) in earnings per share (in dollars per share)	$ 4.39	$ 13.29	$ 14.56
Amount that inventories would have been higher by if the FIFO method had been used	$ 28	$ 37